Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract Liabilities [Line Items]
Schedule of Contract Liabilities

(DKK million)	2024	2023

Contract liabilities at January 1	513	513
Payment received	-	-
Revenue recognized during the year	(9)	-

Total at December 31	504	513

Non-current contract liabilities	480	480
Current contract liabilities	24	33

Total at December 31	504	513

Parent Company | Reportable Legal Entities
Contract Liabilities [Line Items]
Schedule of Contract Liabilities

(DKK million)	2024	2023

Contract liabilities at January 1	513	513
Customer payment received	-	-
Revenue recognized during the year	(9)	-

Total at December 31	504	513

Non-current contract liabilities	480	480
Current contract liabilities	24	33

Total at December 31	504	513